Short-Term Borrowings	12 Months Ended
Mar. 31, 2013
Short-Term Borrowings

10. SHORT-TERM BORROWINGS

Short-term borrowings as of March 31, 2012 and 2013 consist of the followings:

	Weighted average interest rate		Millions of Yen
	2012	2013	2012	2013
Borrowings, principally from banks	0.9%	2.0%	¥33,667	¥34,933
Commercial paper	0.1	0.2	77,605	30,286

			¥111,272	¥65,219

These short-term borrowings included borrowings, principally from banks and commercial paper denominated in foreign currencies amounting to ¥44,397 million and ¥38,558 million as of March 31, 2012 and 2013, respectively.

The Company and certain subsidiaries enter into the contracts with financial institutions regarding lines of credit and overdrafts. Those same financial institutions hold the issuing programs of commercial paper. Ricoh had aggregate lines of credit of ¥675,149 million and ¥703,653 million as of March 31, 2012 and 2013, respectively. Unused lines of credit amounted to ¥544,062 million and ¥639,554 million as of March 31, 2012 and 2013, respectively, of which ¥197,052 million and ¥276,144 million related to commercial paper programs and the unused portion is available for immediate borrowings.